Revenue - Schedule of Revenue From Sales of Commercial Products (Detail) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of operating segments [line items]
Revenue from commercial products	€ 365,690	€ 193,790	€ 921,452	€ 443,480
YORVIPATH [member]
Disclosure of operating segments [line items]
Revenue from commercial products	290,626	143,089	739,634	290,735
SKYTROFA [member]
Disclosure of operating segments [line items]
Revenue from commercial products	59,424	€ 50,701	158,595	€ 152,745
YUVIWEL
Disclosure of operating segments [line items]
Revenue from commercial products	€ 15,640		€ 23,223